Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
The Company anticipates the estimated useful lives of its assets by class to be generally as follows:

Buildings	25-40 years
Building Improvements	5-20 years
Land Improvements	15-25 years
Tenant Improvements	Shorter of estimated useful life or remaining contractual lease term
Tenant origination and absorption cost	Remaining contractual lease term
In-place lease valuation	Remaining contractual lease term with consideration as to below-market extension options for below-market leases

Schedule of organizational and offering costs incurred
The Company has incurred organizational and offering costs, including commissions and dealer manager fees and those advanced by and due to the Advisor on the Company's behalf, as follows:

	December 31, 2013	December 31, 2012
Cumulative offering costs- Private and Public Offerings	$53,914,695	$16,153,585
Cumulative organizational costs- Private and Public Offerings	$552,442	$396,484
Organizational and offering costs advanced by and due to the Advisor (1)	$279,570	$137,425

(1)	As of December 31, 2013 and 2012, these amounts are included in the Due to affiliates balance on the consolidated balance sheets.

Schedule of carrying values and estimated fair values of financial instruments
The Company determined that the mortgage debt valuation in its entirety is classified in Level 3 of the fair value hierarchy and there were no transfers into and out of fair value measurement levels during the year ended December 31, 2013 and 2012.

	Year Ended December 31, 2013		Year Ended December 31, 2012
	Fair Value	Carrying Value	Fair Value	Carrying Value
Plainfield	$21,213,722	$19,958,225	$22,833,914	$20,257,850
Emporia Partners	$4,668,597	$4,442,140	$5,307,403	$4,757,113
LTI (1)	$33,387,920	$32,822,202	$35,555,789	$33,476,326
TransDigm(2)	$6,888,864	$6,711,394	$7,332,566	$6,838,716
Midland Mortgage Loan	$100,049,130	$105,600,000	$—	$—

(1)	The carrying value does not include the debt premium of $0.2 million and $0.3 million as of December 31, 2013 and 2012, respectively.

(2)	The carrying value does not include the debt premium of $0.1 million and $0.2 million as of December 31, 2013 and 2012, respectively.